Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Select Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class A
Trading Symbol	CMUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Net Assets	$ 2,622,817,320
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,622,817,320
Total number of portfolio holdings	50
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%

Columbia Select Mid Cap Value Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Advisor Class
Trading Symbol	CFDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 2,622,817,320
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,622,817,320
Total number of portfolio holdings	50
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%

Columbia Select Mid Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class C
Trading Symbol	CMUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 99	1.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.87%
Net Assets	$ 2,622,817,320
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,622,817,320
Total number of portfolio holdings	50
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%

Columbia Select Mid Cap Value Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	NAMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature.
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 2,622,817,320
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,622,817,320
Total number of portfolio holdings	50
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%

Columbia Select Mid Cap Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	CVERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 2,622,817,320
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,622,817,320
Total number of portfolio holdings	50
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%

Columbia Select Mid Cap Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CMVYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 2,622,817,320
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,622,817,320
Total number of portfolio holdings	50
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%

Columbia Select Mid Cap Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class R
Trading Symbol	CMVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 73	1.37%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.37%
Net Assets	$ 2,622,817,320
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,622,817,320
Total number of portfolio holdings	50
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
AMETEK, Inc.	3.0%
CACI International, Inc., Class A	2.9%
Ingersoll Rand, Inc.	2.8%
ITT, Inc.	2.8%
Marathon Petroleum Corp.	2.8%
Entergy Corp.	2.6%
Corning, Inc.	2.4%
D.R. Horton, Inc.	2.4%
Reinsurance Group of America, Inc.	2.4%
Welltower, Inc.	2.3%